Profit before tax - Net finance income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Profit before tax
Interest income	¥ 24,833	¥ 24,470	¥ 11,715
Others	287	465	(324)
Finance income	25,120	24,935	11,391
Interest on lease liabilities (Note 12(b))	(4,363)
Finance costs	(4,363)
Net finance income	¥ 20,757	¥ 24,935	¥ 11,391